Revision of Prior Period Financial Statements (Details) - Schedule of revised consolidated balance sheet	Dec. 31, 2021 USD ($)
As Reported [Member]
Revision of Prior Period Financial Statements (Details) - Schedule of revised consolidated balance sheet [Line Items]
Other receivables	$ 917,833
Prepayments	996,910
Total current assets	3,759,901
Total assets	18,838,598
Accumulated deficit	(176,018,660)
Total shareholders’ equity attributable to owners of the company	12,704,528
Total equity and liabilities	18,838,598
Adjustment [Member]
Revision of Prior Period Financial Statements (Details) - Schedule of revised consolidated balance sheet [Line Items]
Other receivables	(246,493)
Prepayments	578,216
Total current assets	331,723
Total assets	331,723
Accumulated deficit	331,723
Total shareholders’ equity attributable to owners of the company	331,723
Total equity and liabilities	331,723
As Revised [Member]
Revision of Prior Period Financial Statements (Details) - Schedule of revised consolidated balance sheet [Line Items]
Other receivables	671,340
Prepayments	1,575,126
Total current assets	4,091,624
Total assets	19,170,321
Accumulated deficit	(175,686,937)
Total shareholders’ equity attributable to owners of the company	13,036,251
Total equity and liabilities	$ 19,170,321